Payroll and social securities payable (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Payroll and Social Security Liabilities

	2020	2019
Non-current
Social security payable	1,075	1,209
	1,075	1,209
Current
Salaries payable	2,774	3,290
Social security payable	2,827	3,025
Provision for vacations	6,866	8,808
Provision for bonuses	10,866	10,085
	23,333	25,208
Total payroll and social security liabilities	24,408	26,417